SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Amount
Options outstanding at beginning of year		66,667
Granted		2,290,667
Forfeited
Options outstanding at end of year		2,357,334	66,667
Vested and expected to vest at end of year		2,273,934
Options exercisable at end of year		689,334
Weighted average exercise price
Options outstanding at beginning of year		$ 0.97
Granted		$ 1.01
Forfeited
Options outstanding at end of year		$ 1.01	$ 0.97
Vested and expected to vest at end of year		1.01
Options exercisable at end of year		$ 1.01
Weighted average remaining contractual life
Options outstanding at beginning of year		8 years 3 months 18 days	1 year 7 months 6 days
Granted		8 years 6 months
Options outstanding at end of year		8 years 3 months 18 days	1 year 7 months 6 days
Vested and expected to vest at end of year		8 years 3 months 18 days
Options exercisable at end of year		7 years 2 months 12 days
Aggregate intrinsic value
Options outstanding at beginning of year	[1]
Granted	[1]
Forfeited	[1]
Options outstanding at end of year	[1]
Vested and expected to vest at end of year	[1]
Options exercisable at end of year	[1]

[1]	All options were out of the money as of December 31, 2015and 2014and their intrinsic value was considered as zero.